Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Cost
The components of lease expense for the years ending December 31, 2025, 2024 and 2023 are shown in the table below. There was no expense recorded related to the Company's finance lease due to the timing of its commencement date.

	For the year ended December 31,
(dollars in thousands)	2025	2024	2023
Operating lease expense	$626	$316	$405
ROU assets and lease liabilities by lease type, and the associated balance sheet classifications are shown in table below as of December 31, 2025 and 2024.

		December 31,
(dollars in thousands)	Balance Sheet Classification	2025	2024
ROU assets
ROU assets-operating leases	Premises and equipment, net	$2,476	$1,635
ROU assets-finance leases	Premises and equipment, net	1,205	—
Total ROU assets		$3,681	$1,635

Lease liabilities
Operating lease liabilities	Operating lease liabilities	$2,682	$1,678
Finance lease liabilities	Finance lease liabilities	1,205	—
Total lease liabilities		$3,887	$1,678
The following table presents the weighted average remaining lease term, in years, and the weighted average discount rate by lease type as of December 31, 2025 and 2024.

	December 31,
	2025	2024
Operating lease weighted average remaining lease term (in years)	5.4	5.7
Operating lease weighted average discount rate	4.38%	4.10%

Finance lease weighted average remaining lease term (in years)	7	0
Finance lease weighted average discount rate	4.55%	—%

Schedule of Maturity of Remaining Operating Leases Liabilities
Contractual lease payment obligations for each of the next five years and thereafter, in addition to a reconciliation to the Company's lease liabilities were as follows:

(dollars in thousands)	Operating Leases	Finance Leases	Total
2026	$550	$201	$751
2027	621	201	822
2028	631	201	832
2029	420	201	621
2030	387	201	588
Thereafter	415	400	815
Total lease payments	3,024	1,405	4,429
Less imputed interest	(342)	(200)	(542)
Total lease liabilities, as reported	$2,682	$1,205	$3,887

Schedule of Maturity of Remaining Finance Leases Liabilities
Contractual lease payment obligations for each of the next five years and thereafter, in addition to a reconciliation to the Company's lease liabilities were as follows:

(dollars in thousands)	Operating Leases	Finance Leases	Total
2026	$550	$201	$751
2027	621	201	822
2028	631	201	832
2029	420	201	621
2030	387	201	588
Thereafter	415	400	815
Total lease payments	3,024	1,405	4,429
Less imputed interest	(342)	(200)	(542)
Total lease liabilities, as reported	$2,682	$1,205	$3,887